Summary of Significant Accounting Policies (Details) - EBP 002 - Peoples Bancorp Inc. Common Stock Fund Units - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Investment, number of shares (in shares)	59,985	70,170
Amount held in cash	$ 91,892	$ 108,279
Minimum
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Investment, percentage held in cash for liquidity	3.00%
Maximum
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Investment, percentage held in cash for liquidity	5.00%